Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Cash and cash equivalents	$ 68,724	$ 79,107	$ 12,044
Restricted cash	451	353	1,154
Accounts receivable, net	1,737	1,676	526
Prepaids, advances and other	3,334	3,174	3,284
Other receivables	1,552	1,306	1,076
Inventories, net	11,555	10,190	5,416
Total current assets	87,353	95,806	23,500
Investment – Lift & Co			376
Investment – Cansativa	1,542	1,553	1,701
Property, plant and equipment, net of accumulated depreciation of $3,915 and $3,356 for the three months ended March 31, 2021 and December 31, 2020, respectively	27,336	25,680	24,374
Intangible assets, net	23,889	24,279	25,510
Goodwill	18,508	18,508	20,190
Other non-current assets	59	52	66
Total Assets	158,687	165,878	95,717
Current:
Accounts payable	3,430	4,429	3,373
Accrued expenses and other current liabilities	3,447	4,865	2,723
Warrant liability	23,912	19,061
Deferred revenue	218	870
Total current liabilities	31,007	29,225	6,096
Convertible notes	27,266	27,142	26,566
Loans and borrowings	7,924	6,701	7,162
Deferred revenue	1,782	1,167
Deferred tax liabilities	5,700	5,700	5,700
Other long-term liabilities	563	693
Total Liabilities	74,242	70,628	45,524
Shareholders’ equity
Contingencies and commitments
Shareholders’ equity
Common shares, without par value, unlimited shares authorized: 25,583,588 and 24,883,024 shares issued and outstanding as of March 31, 2021 and December 31, 2020, respectively
Preferred shares, without par value, unlimited shares authorized, nil shares issued and outstanding for each of March 31, 2021 and December 31, 2020
Additional paid-in capital	167,224	164,264	77,431
Accumulated deficit	(82,779)	(69,014)	(31,933)
Total equity attributable to shareholders	84,445	95,250	45,498
Non-controlling interest			4,695
Total shareholders’ equity	84,445	95,250	50,193
Total liabilities and shareholders’ equity	$ 158,687	$ 165,878	$ 95,717